Leuthold Hedged Equity Fund (Prospectus Summary) | Leuthold Hedged Equity Fund
Leuthold Hedged Equity Fund
Investment Objective
Leuthold Hedged Equity Fund seeks capital appreciation and income (or "total return").
Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Leuthold Hedged Equity Fund	Retail Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2.00%	2.00%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Leuthold Hedged Equity Fund		Retail Class	Institutional Class
Management Fees		1.25%	1.25%
Distribution (12b-1) Fees		0.25%	none
Dividends on Short Positions		0.71%	0.71%
All Remaining Other Expenses		1.57%	1.57%
Other Expenses		2.28%	2.28%
Total Annual Fund Operating Expenses		3.78%	3.53%
Expense Reimbursement	[1]	0.84%	0.84%
Total Annual Fund Operating Expenses After Expense Reimbursement		2.94%	2.69%
[1]	The Fund's investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding dividends on short positions and Acquired Fund Fees and Expenses) do not exceed 2.20% of the average daily net assets of the Fund (in determining the 2.20% expense limitation, the expenses and the assets of the share classes are combined). The investment advisory agreement may be terminated by the Fund or the Fund's investment adviser for any reason upon sixty days' prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund's investment adviser may recover waived fees, but in no event may the Fund's expenses exceed the expense limitation above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Leuthold Hedged Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Retail Class	297	1,078	1,878	3,966
Institutional Class	272	1,005	1,760	3,746

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
159.06 % of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund will, under normal circumstances, invest at least 80% of its net assets in equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts) and hedging instruments. Leuthold Hedged Equity Fund pursues its investment objective by establishing long and short positions in common stock and other equity securities. The Fund will generally try to maintain equal weightings of gross long exposure and gross short exposure. The Fund will invest in companies of all sizes and industries as well as in "growth" stocks and "value" stocks.

The Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection. In investing in common stock and other equity securities for the Fund's long equity positions, the Fund generally uses the investment strategy of the Leuthold Select Industries Fund (Select
Industries Strategy). The Fund may also use other quantitative investment strategies, including but not limited to, a quantitative investment approach that is based on the belief that in all market conditions there will exist some companies who are poised to outperform the market (Select Equities Strategy) and the "Undervalued & Unloved" value screen, in varying proportions depending on market conditions. These strategies are discussed below.

The Fund believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Fund considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Select Industries Strategy currently monitors about 120 groups. The major types of groups the Select
Industries Strategy monitors are Industry Specific Groups comprised of narrower themes. Examples include "Airlines," "Health Care Facilities" or
"Semiconductors".

Leuthold Weeden Capital Management (referred to as the Adviser) continuously updates its investment discipline and adjusts the Fund's portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments may result in high portfolio turnover.

In determining which stocks to purchase in the Select Equities Strategy, the
Adviser calculates a quantitative index for each security in the universe of stocks it follows that is designed to identify those securities that the Adviser expects are most likely to increase in price or outperform the market (the
"Opportunity Index"). In calculating the Opportunity Index, the Adviser considers twelve or more components. Some of the components include fundamental factors (such as price/earnings ratios or growth rates), technical factors (such as price movements), and market factors (such as institutional trading activity or insider buying or selling and the performance of stocks within groups).

The "Undervalued & Unloved" value screen has been in existence for over 25 years and the Adviser has more recently included investments selected by this value screen in managed account and investment company portfolios. The "Undervalued &
Unloved" value screen is designed to identify those securities that appear to be out-of-favor or overlooked-securities with prices that the Adviser believes are low in relation to their intrinsic value. In deriving a list of potential candidates, the Adviser considers seven or more screening criteria. Some of the screening criteria include fundamental factors (such as price/earnings ratios and dividend yield) and some include market factors (such as trading volume and market capitalization).

In investing in common stock and other equity securities for the Fund's short equity positions, the Fund generally uses the investment strategy of the Grizzly
Short Fund (Grizzly Short Strategy). Short selling involves the sale of borrowed securities. When the Fund sells a stock short, it incurs an obligation to replace the stock borrowed at whatever its price may be at the time it purchases the stock for delivery to the securities lender. The Fund will realize a gain if at that time the price of the stock is less than the price of the stock when it was sold short, and will realize a loss if at that time the price of the stock is greater than the price of the stock when it was sold short.

In determining which stocks to sell short under the Grizzly Short Strategy, the
Adviser calculates a quantitative index for each security that it follows that is designed to identify those securities that are most likely to decline in price or underperform the market (the "Vulnerability Index"). In calculating a
Vulnerability Index, the Adviser considers twelve or more components. Some of the components include fundamental factors such as earnings growth or dividends, while other components consider market factors such as institutional trading activity or insider buying or selling. From time to time the Fund may sell short index-related securities (for example, an exchange traded fund that tracks an index). The Fund will do so to rapidly increase its short position.

The Fund also follows a disciplined approach in determining when to cover its short positions. The factors the Adviser considers in determining when to cover short positions include:

     o    Price movements of the stocks sold short;

     o    Changes in the Vulnerability Index;

     o    Daily trading volume of the stock; and

     o    News and articles concerning the stock appearing in financial services and publications.

In an effort to enhance return, the Adviser also may invest in options, futures contracts, and other derivative instruments.
Principal Risks of Investing in the Fund
Investors in the Fund may lose money. The principal risks of investing in the
Fund, including the risks to which the Fund's portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund's performance, are summarized below.

     o    Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons.
          The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

     o    Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund's investment  performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the
          Fund's open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

     o    Foreign Securities Risk: Some of the securities in which the Fund invests may be issued by foreign companies, either directly or through
          American Depository Receipts ("ADRs"). Investments in these securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S.
          companies, and as a consequence, there may be less publicly available information about such companies. Also foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S.
          companies. Foreign governments and foreign economies can be less stable than the U.S. Government and the U.S. economy.

     o    High Portfolio Turnover Risk: High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) which the Fund  must pay and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. The calculation of the Fund's portfolio turnover rate excludes purchases and sales of short positions. Consequently, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund investing exclusively in common stocks that has a similar portfolio turnover rate.

     o    Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly. For example, the investment approach is dependent upon adequate liquidity in the markets traded, and a diminution in the liquidity of the markets traded could impair the Fund's performance. The investment approach is also dependent on historical relationships that may not always be true and may result in losses.

     o    Manager Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

     o    Derivatives Risk: A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
          Derivatives can be highly volatile, illiquid, and difficult to value, and there is a risk that changes in  the value of a derivative held by the Fund will not correlate with the Fund's other investments.

     o    Smaller and Medium Capitalization Companies Risk: The securities of smaller capitalization companies are generally riskier than larger capitalization companies since they don't have the financial resources or the well established businesses of the larger companies. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

As a result, the Fund is a suitable investment only for those investors having long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.
Performance Information
The bar chart and table that follow provide some indication of risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund's past performance
(before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Total Return of the Retail Shares (per calendar year)

Note: During the two year period shown on the bar chart, the Fund's highest total return for a quarter was 1.07% (quarter ended June 30, 2011) and the lowest return for a quarter was -4.81% (quarter ended March 31, 2010).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Leuthold Hedged Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail Class	Return Before Taxes	(2.14%)	(7.71%)	Jul. 22, 2009
Retail Class After Taxes on Distributions	Return After Taxes on Distributions	(2.14%)	(7.71%)	Jul. 22, 2009
Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	(1.39%)	(6.49%)	Jul. 22, 2009
Institutional Class	Return Before Taxes	(2.02%)	(7.62%)	Jul. 22, 2009
S&P 500 Index	S&P 500 Index	2.11%	14.30%	Jul. 22, 2009
Citigroup 90-Day Treasury Bills Index	Citigroup 90-Day Treasury Bills Index	0.08%	0.11%	Jul. 22, 2009

The inception date for Retail Shares and Institutional Shares is July 22, 2009.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.